Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2025
C000023273
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index	The Fairholme Fund
C000082377
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index	The Fairholme Focused Income Fund
Without Sales Load [Member] | C000023273
Average Annual Return [Line Items]
Average Annual Return, Percent	17.50%		9.04%	7.92%
Without Sales Load [Member] | C000082377
Average Annual Return [Line Items]
Average Annual Return, Percent	3.56%		9.58%	6.89%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.00%		15.28%	14.63%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%		(0.31%)	1.99%